CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 9:-        CONTINGENT LIABILITIES AND COMMITMENTS

a.
On October 22, 2013, the Company entered into certain patent license agreement with a third party pursuant to which the Company paid to the third party a non-refundable upfront fee amounted to $150 and is obligated to pay the third party 5% royalties of the licensed product revenues, but at least $50 per annum at the royalty period. As of December 31, 2016, the Company did not record any revenues and therefore no royalties were paid or accrued.

b.
On April 8, 2014, the Company signed a finder fee agreement pursuant to which among others the Company will grant to the finder fee of 6% of the Company's conversion shares to be actually issued to certain lenders upon actual conversion of the lender's Convertible Notes as described in Note 7.

c.
On March 4, 2015, the Company entered into an agreement with certain gas supplier pursuant to which the supplier will receive exclusivity on the US market in exchange for gas supply for clinical studies for Bronchiolitis.

d.
On August 3, 2015 ("Effective Date"), the Company entered into agreement with certain individual to serve as the Company's chairman of the Board of Directors pursuant to which, among others, the Company will pay as compensation and benefits upon consummation of Initial Public Offering ("IPO") (i) an annual retainer of $75 to be paid on equal installments and (ii) 492,624 restricted shares of the Company with vesting schedule of 50% if such shares to be vested after 6 month anniversary of the completion of an IPO and the remaining 50% of such shares after 18 month anniversary of the completion of an IPO. Upon closing change of control transaction, as defined in the agreement, the unvested options shall be accelerated and vested immediately.

The agreement shall commence as of the Effective Date and shall continue for a period of three years, subject to earlier termination as defined in the agreement.

e.
In August 2015, the Company entered into an Option Agreement ("Agreement") with a third party whereby the Company acquired on September 7, 2016 for $25 the Option to purchase certain intellectual property assets and rights ("Option"). According to the Agreement, the Option is exercisable for a period of six months starting August 2015 (which was extended in 2016 for a period which is ended January 2017). Upon exercise of the Option, the Company is obligated to pay an exercise price of $500 and will be required to make certain one-time development and sales milestone payments ("One-Time Payment") to the third party starting from the date when the Company will receive regulatory approval for the commercial sale of its first product candidate. In January 2017, subsequent to the balance sheet date, the Option was exercised and therefore the One-Time Payment has been paid on January 24, 2017.

In addition, the Company has issued to the third party a warrant to purchase up to such amount of Ordinary Shares of the Company in such number equal to $1,000 divided by 80% of the price per share of each Ordinary Share of the Company determined for the purposes of the Company's IPO. The warrant shall be exercisable, in whole or in part, until the seventh anniversary as of the date of grant of the warrant.

f.
On June 24, 2016 ("Effective Date"), the Company entered into agreement with certain individual to serve as the Company's member of the Board of Directors pursuant to which, among the others, the Company will pay as compensation and benefits upon consummation of Financing Round in the United States (“Financing Round”) (i) an annual retainer of $40 to be paid on equal monthly installments; (ii) one-time bonus amounted to $150 with 30 days from completion of the Financing Round ("One-Time Bonus") and (iii) restricted shares equal to 3% of all issued and outstanding fully diluted shares of the Company after the completion of the Financing Round (including any green shoe or similar) with vesting schedule of 33.33% of such shares to be vested immediately upon the completion of a Financing Round, 33.33% of such shares to be vested after 6 month anniversary of the completion of a Financing Round and the remaining 33.33% of such shares after 12 month anniversary of the completion of a Financing Round. Upon closing change of control transaction, as defined in the agreement, the unvested options shall be accelerated and vested immediately. The One-Time Payment has been paid on January 27, 2017.

The agreement shall commence as of the Effective Date and shall continue for a period of three years, subject to earlier termination as defined in the agreement.

g.	The Company’s CEO is entitled to receive a cash bonus of $50 thousands subject to certain terms and conditions described in his employment agreement (See also Note 11.f).